Transactions With Related Parties (Details) - Schedule of Loan Activity to Related Parties - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Group entities [Member]
Transactions With Related Parties (Details) - Schedule of Loan Activity to Related Parties [Line Items]
Opening balances	[1]	$ 730,208	$ 607,378		$ 356,848
Total		752,817	730,208	[1]	607,378	[1]
Loans granted		101,819	179,540	[1]	373,006	[1]
Loans payments		(79,210)	(56,710)	[1]	(122,476)	[1]
Associated Companies [Member]
Transactions With Related Parties (Details) - Schedule of Loan Activity to Related Parties [Line Items]
Opening balances		118	192		265
Total		49,284	118		192
Loans granted		65,320	29
Loans payments		(16,154)	(103)		(73)
Key Personnel [Member]
Transactions With Related Parties (Details) - Schedule of Loan Activity to Related Parties [Line Items]
Opening balances		40,204	29,889		32,498
Total		39,469	40,204		29,889
Loans granted		13,177	18,115		5,738
Loans payments		(13,912)	(7,800)		(8,347)
Other [Member]
Transactions With Related Parties (Details) - Schedule of Loan Activity to Related Parties [Line Items]
Opening balances		280	219		993
Total		1,321	280		219
Loans granted		5,389	156		53
Loans payments		$ (4,348)	$ (95)		$ (827)

[1]	Loans with non-controlled companies (not-consolidated) amount MCh$3,348, MCh$27,544 and MCh$1,174 as of December 31, 2023, 2022 and 2021, respectively.